Investments in Equity Investees (Tables)	12 Months Ended
Dec. 31, 2020
Investments in Equity Investees
Schedule of composition of equity investees

	December 31,
	2020	2019

	(in US$’000)
HBYS	59,712	22,271
SHPL	79,408	76,226
Other	385	447
	139,505	98,944

Summarized balance sheets for significant equity investees

	HBYS		SHPL

	December 31,
	2020	2019	2020	2019

	(in US$’000)
Current assets	177,888	124,704	175,965	141,268
Non-current assets	95,731	95,096	93,361	91,098
Current liabilities	(137,179)	(124,051)	(109,873)	(79,533)
Non-current liabilities	(16,034)	(48,690)	(6,739)	(6,074)
Net assets	120,406	47,059	152,714	146,759
Non-controlling interests	(982)	(2,518)	—	—
	119,424	44,541	152,714	146,759

Summarized statements of operations for significant equity investees

	HBYS(note a)			SHPL

	Year Ended December 31,
	2020	2019	2018	2020	2019	2018

	(in US$’000)
Revenue	232,368	215,403	215,838	276,354	272,082	275,649
Gross profit	116,804	115,124	113,137	204,191	194,769	192,939
Interest income	271	160	81	975	582	673
Finance cost	(5)	(16)	(152)	—	—	—
Profit before taxation	107,715	22,926	20,703	77,837	72,324	69,138
Income tax expense (note (b))	(16,494)	(3,634)	(4,227)	(10,833)	(11,015)	(9,371)
Net income	91,221	19,292	16,476	67,004	61,309	59,767
Non-controlling interests	62	505	384	—	—	—
Net income attributable to the shareholders of equity investee	91,283	19,797	16,860	67,004	61,309	59,767

Notes:

(a)	In June 2020, HBYS entered into an agreement with the government to return the land use right for a plot of land in Guangzhou to the government for cash consideration of up to RMB683.0 million (approximately US$101.2 million) (the “Land Compensation Agreement”). In November 2020, HBYS completed all material obligations as stipulated in the Land Compensation Agreement including the deregistration of the land use right certificate. Therefore, HBYS has recorded the return of leasehold land to the government for RMB569.2 million (approximately US$86.1 million), resulting in a gain of RMB559.7 million (approximately US$84.7 million) after deducting costs of RMB1.7 million (approximately US$0.3 million) to HBYS or RMB475.7 million, net of tax (approximately US$72.0 million). The remaining RMB113.8 million (approximately US$17.4 million) of cash consideration is conditional upon the receipt of a completion confirmation from the government within 12 months from the date of the Land Compensation Agreement and therefore has not been recognized as at December 31, 2020.
(b)	The main entities within each of the HBYS and SHPL groups have been granted the High and New Technology Enterprise (“HNTE”) status (the latest renewal of this status covers the years from 2020 to 2022). These entities were eligible to use a preferential income tax rate of 15% for the year ended December 31, 2020 on this basis.

Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees

	HBYS			SHPL
	2020	2019	2018	2020	2019	2018

	(in US$’000)
Opening net assets after non-controlling interests as at January 1	44,541	121,984	110,616	146,759	131,778	132,731
Impact of change in accounting policy (ASC 842-Leases)	—	(19)	—	—	(2)	—
Net income attributable to the shareholders of equity investee	91,283	19,797	16,860	67,004	61,309	59,767
Purchase of additional interests in a subsidiary of an equity investee (note)	(347)	—	—	—	—	—
Dividends declared	(20,756)	(93,957)	—	(72,179)	(41,654)	(54,923)
Other comprehensive income/(loss)	4,703	(3,264)	(5,492)	11,130	(4,672)	(5,797)
Closing net assets after non-controlling interests as at December 31	119,424	44,541	121,984	152,714	146,759	131,778
Group’s share of net assets	59,712	22,271	60,992	76,357	73,380	65,889
Goodwill	—	—	—	3,051	2,846	2,923
Carrying amount of investments as at December 31	59,712	22,271	60,992	79,408	76,226	68,812

Note: During the year ended December 31, 2020, HBYS acquired an additional 30% interest in a subsidiary and after the acquisition, it became a wholly owned subsidiary of HBYS.

Schedule of equity investees capital commitments

December 31,
2020
(in US$’000)
Property, plant and equipment
Contracted but not provided for	2,535